Consolidated Statements of Stockholders' (Deficit)/Equity (Parentheticals) - USD ($)				12 Months Ended
	Sep. 12, 2016	Jul. 07, 2016	Jun. 20, 2016	Dec. 31, 2015
Common Stock [Member]
Proceeds from sale of common stock	$ 4,000,000		$ 2,280,000
Transactions costs	$ 621,720		$ 43,750
Price per share/unit (in dollars per share)	$ 101.25		$ 228	$ 1,314.75
Proceeds from sale of common stock				$ 49,757
Preferred Stock [Member] | Series B Preferred Stock [Member]
Proceeds from sale of common stock		$ 1,125,000
Transactions costs		$ 56,156
Price per share/unit (in dollars per share)		$ 1.40
Proceeds from sale of common stock				$ 42,216